Average Annual Total Returns{- Franklin Utilities Fund} - Franklin Custodian Funds-31 - Franklin Utilities Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class A1 Return Before Taxes Past 1 year	Class A1 Return Before Taxes Past 5 years	Class A1 Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class R Return Before Taxes Past 1 year	Class R Return Before Taxes Past 5 years	Class R Return Before Taxes Past 10 years	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Past 5 years	Class R6 Return Before Taxes Since Inception		Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Past 5 years	Advisor Class Return Before Taxes Past 10 years	S&P 500® Utilities Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500® Utilities Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500® Utilities Index (index reflects no deduction for fees, expenses or taxes) Past 10 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	(5.67%)	9.81%	10.26%	(7.70%)	8.39%	9.03%	(1.92%)	7.58%	8.23%	(5.63%)	9.86%	10.29%	(3.30%)	10.15%	10.16%	(2.21%)	10.34%	10.33%	(1.66%)	10.99%	8.83%	[1]	(1.79%)	10.88%	10.88%	0.48%	11.49%	11.26%	18.40%	15.21%	13.88%

[1]	1. Since inception May 1, 2013.